Schedule of investments
Delaware Premium Income Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 121.86%♦
Communication Services — 7.72%
Alphabet Class A ~, †	16,900	$ 2,022,930
Comcast Class A ~	27,600	1,146,780
Verizon Communications ~	100	3,719
		3,173,429
Consumer Discretionary — 14.91%
Booking Holdings ~, †	700	1,890,231
Darden Restaurants ~	6,400	1,069,312
Home Depot ~	5,900	1,832,776
Whirlpool ~	9,000	1,339,110
		6,131,429
Consumer Staples — 5.14%
Constellation Brands Class A ~	6,400	1,575,232
Costco Wholesale ~	1,000	538,380
		2,113,612
Energy — 7.56%
Chevron ~	9,600	1,510,560
Exxon Mobil ~	14,900	1,598,025
		3,108,585
Financials — 20.58%
American Express ~	9,300	1,620,060
Bank of America ~	44,200	1,268,098
BlackRock ~	3,200	2,211,648
JPMorgan Chase & Co. ~	12,500	1,818,000
Visa Class A ~	6,500	1,543,620
		8,461,426
Healthcare — 11.79%
Bristol-Myers Squibb ~	17,700	1,131,915
Medtronic ~	12,000	1,057,200
Pfizer ~	41,000	1,503,880
UnitedHealth Group ~	2,400	1,153,536
		4,846,531
Industrials — 16.25%
Boeing ~, †	9,200	1,942,672
CSX ~	59,200	2,018,720
Lockheed Martin ~	2,800	1,289,064
Raytheon Technologies ~	14,600	1,430,216
		6,680,672
Information Technology — 33.61%
Apple ~	9,200	1,784,524
Broadcom ~	2,700	2,342,061
Cisco Systems ~	38,400	1,986,816
Corning ~	48,200	1,688,928
IBM ~	5,600	749,336
Micron Technology ~	11,800	744,698
Microsoft ~	9,800	3,337,292
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Texas Instruments ~	6,600	$ 1,188,132
		13,821,787
Real Estate — 2.13%
Digital Realty Trust ~	7,700	876,799
		876,799
Utilities — 2.17%
NextEra Energy ~	12,000	890,400
		890,400
Total Common Stocks (cost $39,957,457)		50,104,670

Short-Term Investments — 2.08%
Money Market Mutual Funds — 2.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	213,874	213,874
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	213,874	213,874
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	213,874	213,874
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	213,874	213,874
Total Short-Term Investments (cost $855,496)		855,496
Total Value of Securities Before Options Written—123.94% (cost $40,812,953)		50,960,166
	Number of contracts
Options Written — (23.49%)
Equity Call Options — (23.49%)
Alphabet, strike price $105, expiration date 1/19/24, notional amount $(840,000)	(80)	(170,000)
Alphabet, strike price $110, expiration date 1/19/24, notional amount $(979,000)	(89)	(153,970)
NQ- FIQ [0623] 0823 (3054884)    1

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
American Express, strike price $135, expiration date 1/19/24, notional amount $(1,255,500)	(93)	$ (408,270)
Apple, strike price $155, expiration date 1/19/24, notional amount $(1,426,000)	(92)	(413,770)
Bank of America, strike price $28, expiration date 1/19/24, notional amount $(1,237,600)	(442)	(122,655)
BlackRock, strike price $540, expiration date 1/19/24, notional amount $(432,000)	(8)	(132,680)
BlackRock, strike price $570, expiration date 1/19/24, notional amount $(1,368,000)	(24)	(335,400)
Boeing, strike price $175, expiration date 1/19/24, notional amount $(647,500)	(37)	(172,050)
Boeing, strike price $190, expiration date 1/19/24, notional amount $(1,045,000)	(55)	(192,912)
Booking Holdings, strike price $2,200, expiration date 1/19/24, notional amount $(1,540,000)	(7)	(430,430)
Bristol-Myers Squibb, strike price $57.5, expiration date 1/19/24, notional amount $(1,017,750)	(177)	(146,467)
Broadcom, strike price $520, expiration date 1/19/24, notional amount $(1,404,000)	(27)	(970,245)
Chevron, strike price $145, expiration date 1/19/24, notional amount $(1,392,000)	(96)	(184,800)
Cisco Systems, strike price $42.5, expiration date 1/19/24, notional amount $(1,632,000)	(384)	(391,680)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Comcast, strike price $32.5, expiration date 1/19/24, notional amount $(897,000)	(276)	$ (271,860)
Constellation Brands, strike price $195, expiration date 1/19/24, notional amount $(1,248,000)	(64)	(371,200)
Corning, strike price $30, expiration date 1/19/24, notional amount $(1,446,000)	(482)	(286,790)
Costco Wholesale, strike price $420, expiration date 1/19/24, notional amount $(420,000)	(10)	(133,225)
CSX, strike price $27.5, expiration date 1/19/24, notional amount $(1,628,000)	(592)	(449,920)
Darden Restaurants, strike price $140, expiration date 1/19/24, notional amount $(896,000)	(64)	(196,480)
Digital Realty Trust, strike price $90, expiration date 1/19/24, notional amount $(693,000)	(77)	(210,595)
Exxon Mobil, strike price $100, expiration date 7/21/23, notional amount $(1,490,000)	(149)	(116,220)
Home Depot, strike price $290, expiration date 1/19/24, notional amount $(1,711,000)	(59)	(208,122)
IBM, strike price $115, expiration date 1/19/24, notional amount $(644,000)	(56)	(119,140)
JPMorgan Chase & Co., strike price $120, expiration date 1/19/24, notional amount $(1,020,000)	(85)	(247,350)
JPMorgan Chase & Co., strike price $125, expiration date 1/19/24, notional amount $(500,000)	(40)	(98,200)

2    NQ- FIQ [0623] 0823 (3054884)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Lockheed Martin, strike price $400, expiration date 1/19/24, notional amount $(1,120,000)	(28)	$ (205,240)
Medtronic, strike price $77.5, expiration date 1/19/24, notional amount $(720,750)	(93)	(123,458)
Medtronic, strike price $77.5, expiration date 6/21/24, notional amount $(209,250)	(27)	(41,175)
Micron Technology, strike price $57.5, expiration date 1/19/24, notional amount $(678,500)	(118)	(127,145)
Microsoft, strike price $285, expiration date 1/19/24, notional amount $(1,026,000)	(36)	(249,030)
Microsoft, strike price $285, expiration date 3/15/24, notional amount $(1,767,000)	(62)	(448,880)
NextEra Energy, strike price $67.5, expiration date 6/21/24, notional amount $(810,000)	(120)	(139,800)
Pfizer, strike price $35, expiration date 1/19/24, notional amount $(1,435,000)	(410)	(141,450)
Raytheon Technologies, strike price $85, expiration date 1/19/24, notional amount $(816,000)	(96)	(153,360)
Raytheon Technologies, strike price $90, expiration date 1/19/24, notional amount $(450,000)	(50)	(59,625)
Texas Instruments, strike price $150, expiration date 1/19/24, notional amount $(390,000)	(26)	(90,480)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Texas Instruments, strike price $155, expiration date 1/19/24, notional amount $(620,000)	(40)	$ (123,500)
UnitedHealth Group, strike price $420, expiration date 1/19/24, notional amount $(420,000)	(10)	(78,650)
UnitedHealth Group, strike price $430, expiration date 1/19/24, notional amount $(602,000)	(14)	(99,295)
Verizon Communications, strike price $32, expiration date 7/21/23, notional amount $(3,200)	(1)	(523)
Visa, strike price $200, expiration date 1/19/24, notional amount $(920,000)	(46)	(208,495)
Visa, strike price $200, expiration date 6/21/24, notional amount $(380,000)	(19)	(98,658)
Whirlpool, strike price $115, expiration date 1/19/24, notional amount $(1,035,000)	(90)	(334,800)
Total Options Written (premium received $9,797,702)		(9,657,995)

Liabilities Net of Receivables and Other Assets—(0.45%)		(183,361)
Net Assets Applicable to 3,724,031 Shares Outstanding—100.00%		$41,118,810
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.

NQ- FIQ [0623] 0823 (3054884)    3